Summary of Nonvested Shares Granted (Parenthetical) (Detail) (Nonvested Shares)	1 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Mar. 31, 2009 MDCL
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to employees	665,999		180,031
Requisite service period from date of acquisition		24 months	24 months